DEBT AND CAPITAL LEASES (Tables)	12 Months Ended
Jan. 02, 2016
DEBT AND CAPITAL LEASES
Schedule of long-term debt, including its respective interest rates, and capital lease obligations

(In millions)	2015	2014

Long-term debt and capital leases
Medium-term notes:
Series 1995 due 2020 through 2025	$44.9	$49.9
Long-term notes:
Senior notes due 2017 at 6.6%	249.4	248.9
Senior notes due 2020 at 5.4%	249.0	248.8
Senior notes due 2023 at 3.4%	248.2	247.9
Senior notes due 2033 at 6.0%	148.6	148.5
Capital leases	26.0	1.8
Less amount classified as current	(2.5)	(5.7)

Total long-term debt and capital leases (1)	$963.6	$940.1

(1)	Includes unamortized debt issuance cost and debt discount of $4.4 million and $.5 million as of year-end 2015 and $5.2 million and $.7 million as of year-end 2014, respectively.

Schedule of maturities of long-term debt and capital leases for each of the next five fiscal years and thereafter
Year	(In millions)

2016 (classified as current)	$3.7
2017	253.7
2018	3.7
2019	3.6
2020	268.3
2021 and thereafter	444.2